Loan Allowance Rollforward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of year	$ 669	$ 765	$ 943
Provision for credit losses under letters of credit	9,899	11,222	10,418
Amounts paid to Independent Lender under letters of credit, net of recoveries from customers	(9,988)	(11,318)	(10,596)
Balance at end of year	$ 580	$ 669	$ 765